Shareholder Letter                                          Brenton Mutual Funds
--------------------------------------------------------------------------------


Dear Shareholders:

The domestic economy continues to roar; fourth quarter Gross Domestic Product
(GDP) was revised to a 7.3% annualized rate. The first quarter GDP growth is expected to come in at 5% or better. This economic strength is reflected in low unemployment, improving productivity, higher corporate profits and strong consumer spending. All this has encouraged the Federal Reserve Board to continue with a gradual raising of short interest rates in an attempt to cool economic growth to a rate more compatible with low inflation. In fact, this lack of inflation has puzzled both economists and investors alike.

The financial markets finished the year strong and this strength continued into the New Year. The market continues to favor a narrow number of companies representing the "new" economy typified by high price to revenue and earnings measures, while shunning old economy stocks that can be bought at much better valuations. Technology is the hottest area but one we feel is subject to increased risk; current valuations are way ahead of expectations. Any earnings or revenue shortfall is met with momentum, investors running to the exit taking any price to get out. This has caused much of the volatility we have witnessed in the stock market.

We believe this is a time for investors to pay more attention to risk and focus on companies that are best able to manage their earnings in a very competitive economic environment. Price increases are hard to come by and costs must be well managed.

Value Equity Fund

The Brenton Value Equity Fund has a one-year return of 14.40% (without load) as of March 31, 2000 versus the Standard and Poor's 500 Index of 17.94%. The annualized three-year return of 21.30% (without load) and annualized five-year return of 21.47% (without load) also reflect under-performance versus the Standard and Poor's 500 Index returns of 27.40% and 26.75%, respectively. The growth area of the market continues to drive the overall performance of the Standard and Poor's 500 Index. This trend has been in place for most of the past five years which makes out-performance for a value oriented manager difficult.

Corporate earnings have continued to be strong despite the increases in rates by the Federal Reserve Board. The question has become who will win, the Federal Reserve Board or corporations? We feel good about earnings growth for the "old" economy stocks but continue to doubt the ability of the "new" economy companies to post large growth rates for the foreseeable future. We continue to focus our attention on these "old" economy companies where we feel that there is real value today and the potential for solid share price appreciation when a rotation does occur.


                                    [GRAPH]

                               Value Equity Fund

                         Value of a $10,000 Investment

                          Value Equity    Value Equity     S&P 500
                           Fund load*     Fund no load      Index
                          ------------    ------------     -------

             8/9/94           9,550          10,000         10,000
            3/31/95          10,435          10,925         11,142
            3/31/96          13,162          13,781         14,713
            3/31/97          15,457          16,184         17,623
            3/31/98          21,269          22,269         26,099
            3/31/99          24,119          25,252         30,917
            3/31/00          27,593          28,890         36,461

----------------------------------------------
                                   Since
   Date     1 Year     5 Year    Inception
                                 (08/09/94)
----------------------------------------------
 03/31/00    9.25*     20.36%*     19.71%*
----------------------------------------------

*Reflects a 4.50% Sales Charge.
Past performance is not predictive of
future results.


The performance of the Brenton Value Equity Fund is measured against the Standard & Poor's 500 Index, which is generally representative of the performance of the stock market as a whole. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The index is unmanaged and cannot be invested in directly. Investment return and net asset value will fluctuate so an investors shares when redeemed, may be worth more or less than the original cost.

The chart represents historical investments of $10,000 in the Brenton Value Equity Fund from 8/9/94 to 3/31/00, and represents the reinvestment of dividends and capital gains in the Fund.

--------------------------------------------------------------------------------

Shareholder Letter                                          Brenton Mutual Funds
--------------------------------------------------------------------------------


Intermediate U.S. Government Securities Fund

During the past several months, there have been a number of factors that have caused Treasury yields to decline precipitously. These factors include Treasury buy back of government debt, a reduction in the amount of Treasury debt issuance, the threat of revamping federal policy toward Government Sponsored Enterprises (GSEs) and technology stock volatility. The result of the decline in yields is that Treasury returns have been fairly strong. Unfortunately, the returns on agency or GSE securities and corporates have not been the same magnitude as that of Treasuries due to the factors previously mentioned. When treasury yields declined, agency and corporate yields did not decline by the same magnitude resulting in lower total returns.

The difference in yield between Treasuries and agencies has never been so wide--not during the farm crisis, the S&L bailout, or during the Russian debt crisis. Therefore, on a longer-term basis this spread widening has created superior relative value among agencies and corporates. We have adopted a portfolio structure for your fund with a duration very close to the Lehman Brothers Intermediate Government/Corporate Bond index.

U.S. Government Money Market Fund/1/

The last year has been characterized by a federal reserve monetary policy of restraint. The Federal Reserve has raised the federal funds rate five times for a total of 1.25%. The current Federal Reserve funds rate target is 6.0%. At this time, we expect two more Federal Reserve tightenings in May and early summer. That being the case, we expect to continue to focus on maintaining high credit quality in your funds while maintaining the average maturity near current levels.

We appreciate the opportunity to serve your investment needs and will work hard to continue to earn your confidence and support. If you have questions, would like a prospectus or require any assistance, please contact your investment representative or call 1-800-706-FUND.

Sincerely,

/s/ Michael R. Hamilton
Michael R. Hamilton
Vice President/Senior Portfolio Manager



The performance of the Brenton Intermediate U.S. Government Securities Fund is measured against the Merrill Lynch 3-7 Year Government Index, which is generally representative of the performance of Intermediate U.S. Government securities. The index does not reflect the reduction of fees associated with a mutual fund, such as investment management and fund accounting fees. The index is unmanaged and cannot be invested in directly. Investment return and net asset value will fluctuate so an investor's shares when redeemed, may be worth more or less than the original cost.

                                    [GRAPH]

                 Intermediate U.S. Government Securities Fund

                         Value of a $10,000 Investment

                    Intermediate U.S.       Intermediate U.S.     Merrill Lynch
                  Government Securities   Government Securities     Government
                       Fund load*             Fund no load            Index
                  ---------------------   ---------------------   -------------

   8/9/94                 9,650                   10,000              10,000
  3/31/95                 9,983                   10,342              10,372
  3/31/96                10,730                   11,116              11,465
  3/31/97                11,106                   11,506              11,955
  3/31/98                12,238                   12,678              13,236
  3/31/99                12,973                   13,440              14,151
  3/31/00                12,920                   13,385              14,513

----------------------------------------------
                                   Since
   Date     1 Year     5 Year    Inception
                                 (08/09/94)
----------------------------------------------
 03/31/00  (3.86)%*    4.55%*      4.65%*
----------------------------------------------

*Reflects a 3.50% Sales Charge.
Past performance is not predictive of
future results.


/1/An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------

Shareholder Letter                                          Brenton Mutual Funds
--------------------------------------------------------------------------------

The chart represents historical investments of $10,000 in the Brenton Intermediate U.S. Government Securities Fund from 8/9/94 to 3/31/00, and represents the reinvestment of dividends and capital gains in the Fund.

Past performance is no guarantee of future results. The investment return and Net Asset Value (NAV) will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The composition of the fund's holdings is subject to change.

For more complete information on any of the Brenton Mutual Funds, including fees, expenses and sales charges, please call 1-800-706-FUND for a free prospectus. Please read the prospectus carefully before investing or sending money.

Shares of the Funds are NOT FDIC INSURED, nor are they insured by any government agency. Fund shares are not deposits or other obligations of, or guaranteed or endorsed by, Brenton Bank or its affiliates. An investment in the Funds involves investment risks, including the possible loss of the principal amount invested.

The Brenton Mutual Funds are a family of mutual funds distributed by BISYS Fund Services which is independent of Brenton Bank and its affiliates. Brenton Brokerage is a registered broker-dealer from whom shares of the Brenton Mutual Funds may be purchased.

--------------------------------------------------------------------------------

                               Table of Contents

                         Report of Independent Auditors
                                     Page 5

                      Statements of Assets and Liabilities
                                     Page 6

                            Statements of Operations
                                     Page 7

                      Statements of Changes in Net Assets
                                     Page 8

                       Schedules of Portfolio Investments
                                    Page 10

                         Notes to Financial Statements
                                    Page 15

                              Financial Highlights
                                    Page 20

Report of Independent Auditors                             Brenton Mutual Funds
-------------------------------------------------------------------------------

The Board of Trustees and Shareholders
Brenton Mutual Funds of The Coventry Group

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Brenton Mutual Funds (comprised of Brenton U.S. Government Money Market Fund, Brenton Intermediate U.S. Government Securities Fund, and Brenton Value Equity Fund) (the Funds) as of March 31, 2000, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios comprising Brenton Mutual Funds at March 31, 2000, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                          /s/ Ernst & Young LLP
Columbus, Ohio
May 8, 2000

-------------------------------------------------------------------------------

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Assets and Liabilities
                                 March 31, 2000

                                                         Intermediate
                                       U.S. Government  U.S. Government
                                        Money Market      Securities    Value Equity
                                            Fund             Fund           Fund
                                       ---------------  --------------- ------------
               ASSETS:
Investments, at value (cost
 $47,740,587; $24,561,529;
 $30,627,671, respectively)..........    $47,740,587      $23,990,531   $56,483,488
Cash.................................            117               --            --
Interest and dividends receivable....             --          380,562        38,500
Prepaid expenses and other assets....          4,817            1,642         4,043
                                         -----------      -----------   -----------
    Total Assets.....................     47,745,521       24,372,735    56,526,031
                                         -----------      -----------   -----------
            LIABILITIES:
Dividends payable....................        201,370               --            --
Accrued expenses and other payables:
  Investment advisory fees...........         10,408           10,325        30,761
  Administration fees................          1,000              333         1,551
  Distribution and shareholder
   service fees......................          1,916               --            --
  Other fees.........................         46,510           26,378        26,550
                                         -----------      -----------   -----------
    Total Liabilities................        261,204           37,036        58,862
                                         -----------      -----------   -----------
    Total net assets.................    $47,484,317      $24,335,699   $56,467,169
                                         ===========      ===========   ===========
             NET ASSETS:
Capital..............................    $47,485,852      $25,290,591   $30,742,509
Undistributed (distribution in excess
 of) net investment income/(loss)....             --           10,059         2,191
Net unrealized
 appreciation/(depreciation) from
 investments.........................             --         (570,998)   25,855,817
Accumulated undistributed net
 realized gains/(losses) from
 investment transactions.............         (1,535)        (393,953)     (133,348)
                                         -----------      -----------   -----------
    Net Assets.......................    $47,484,317      $24,335,699   $56,467,169
                                         ===========      ===========   ===========
Single Class or Class M Shares
Net Assets...........................    $39,954,146       24,335,699    56,467,169
Outstanding units of beneficial
 interest (shares)...................     39,955,552        2,506,147     2,861,977
                                         -----------      -----------   -----------
Net asset value--redemption price per
 share...............................    $      1.00      $      9.71   $     19.73
                                         ===========      ===========   ===========
Maximum Sales Charge.................             --             3.50%         4.50%
                                         -----------      -----------   -----------
Maximum Offering Price per share
 (NAV/(100%-Maximum Sales Charge) of
 net asset value adjusted to nearest
 cent)...............................    $      1.00(a)   $     10.06   $     20.66
                                         ===========      ===========   ===========
Class S Shares
Net Assets...........................    $ 7,530,171
Outstanding units of beneficial
 interest (shares)...................      7,530,340
                                         ===========
Net asset value--offering and
 redemption price per share..........    $      1.00(a)
                                         ===========

--------
(a) Offering price and redemption price are the same for the Money Market Fund.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                            Statements of Operations
                       For the Year Ended March 31, 2000

                                                       Intermediate
                                      U.S. Government U.S. Government
                                       Money Market     Securities    Value Equity
                                           Fund            Fund           Fund
                                      --------------- --------------- ------------
INVESTMENT INCOME:
Interest income.....................    $2,629,788      $ 1,613,529    $       --
Dividend income.....................            --           14,275       738,357
                                        ----------      -----------    ----------
  Total income......................     2,629,788        1,627,804       738,357
                                        ----------      -----------    ----------
EXPENSES:
Investment advisory fees............       198,058          127,168       375,675
Administration fees.................        99,029           51,679       113,558
Distribution and shareholder service
 fees--
 Single Class or Class M............       196,962          129,198       283,896
Distribution and shareholder service
fees--Class S.......................        74,162               --            --
Custodian fees......................        16,239            5,541        11,973
Fund accounting fees................        39,740           30,161        29,123
Transfer agent fees.................        92,337           25,583        63,014
Trustees' fees......................         4,167            2,661         5,008
Other...............................        77,058           40,537        58,303
                                        ----------      -----------    ----------
  Total Expenses....................       797,752          412,528       940,550
Less: Fee waivers and expense
reimbursements......................      (315,848)        (150,921)     (261,371)
                                        ----------      -----------    ----------
  Net expenses......................       481,904          261,607       679,179
                                        ----------      -----------    ----------
Net Investment Income...............     2,147,884        1,366,197        59,178
                                        ----------      -----------    ----------
REALIZED/UNREALIZED GAINS (LOSSES)
FROM INVESTMENTS:
Net realized gains/(losses) from
investment transactions.............        (1,177)        (393,284)    3,613,453
Net change in unrealized
 appreciation/(depreciation) from
 investments........................            --       (1,095,636)    4,112,620
                                        ----------      -----------    ----------
Net realized gains/(losses) from
investments.........................        (1,177)      (1,488,920)    7,726,073
                                        ----------      -----------    ----------
Change in net assets resulting from
operations..........................    $2,146,707      $  (122,723)   $7,785,251
                                        ==========      ===========    ==========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                       Statement of Changes in Net Assets

                                                       U.S. Government
                                                      Money Market Fund
                                                  ---------------------------
                                                   Year Ended     Year Ended
                                                    March 31,     March 31,
                                                      2000           1999
                                                  -------------  ------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income........................... $   2,147,884  $  1,970,730
 Net realized gains/(losses) from investment
 transactions....................................        (1,177)           --
Net change in unrealized
appreciation/(depreciation) from investments.....            --            --
                                                  -------------  ------------
Change in net assets resulting from operations...     2,146,707     1,970,730
                                                  -------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income
  Class M........................................    (1,741,067)   (1,754,516)
  Class S........................................      (406,817)     (216,840)(a)
                                                  -------------  ------------
Change in net assets from shareholder
distributions....................................    (2,147,884)   (1,971,356)
                                                  -------------  ------------
CAPITAL TRANSACTIONS:
 Proceeds from shares issued
  Class M........................................   103,312,420    82,586,499
  Class S........................................    24,846,609    25,295,714(a)
 Dividends reinvested
  Class M........................................       378,310       379,814
  Class S........................................       408,354       185,513(a)
 Cost of shares redeemed
  Class M........................................  (102,132,997)  (86,628,864)
  Class S........................................   (27,794,132)  (15,411,718)(a)
                                                  -------------  ------------
Change in net assets from capital share
transactions.....................................      (981,436)    6,406,958
                                                  -------------  ------------
Change in net assets.............................      (982,613)    6,406,332
NET ASSETS:
 Beginning of period.............................    48,466,930    42,060,598
                                                  -------------  ------------
 End of period................................... $  47,484,317  $ 48,466,930
                                                  =============  ============
SHARE TRANSACTIONS:
 Issued
  Class M........................................   103,312,774    82,586,499
  Class S........................................    24,846,609    25,295,714(a)
 Reinvested
  Class M........................................       378,310       379,814
  Class S........................................       408,354       185,513(a)
 Redeemed
  Class M........................................  (102,132,997)  (86,628,864)
  Class S........................................   (27,794,132)  (15,411,718)(a)
                                                  -------------  ------------
Change in shares.................................      (981,082)    6,406,958
                                                  =============  ============

--------
(a) For the period from October 8, 1998 (commencement of operations) to March 31, 1999.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                      Statements of Changes in Net Assets

                         Intermediate U.S. Government
                                Securities Fund             Value Equity Fund
                         ------------------------------  ------------------------
                           Year Ended      Year Ended    Year Ended   Year Ended
                           March 31,       March 31,      March 31,    March 31,
                              2000            1999          2000         1999
                         --------------  --------------  -----------  -----------
FROM INVESTMENT
ACTIVITIES:
OPERATIONS:
 Net investment income.. $    1,366,197  $    1,485,737  $    59,178  $   207,568
 Net realized
  gains/(losses) from
  investment
  transactions..........       (393,284)         21,610    3,613,453    7,138,635
 Net change in
  unrealized
  appreciation/
  (depreciation) from
  investments...........     (1,095,636)        130,863    4,112,620      (29,860)
                         --------------  --------------  -----------  -----------
Change in net assets
resulting from
operations..............       (122,723)      1,638,210    7,785,251    7,316,343
                         --------------  --------------  -----------  -----------
DISTRIBUTIONS TO
SHAREHOLDERS:
 From net investment
  income................     (1,378,292)     (1,484,965)     (61,667)    (199,509)
 Dividends to
  shareholders from net
  realized gains from
  investment
  transactions..........        (11,736)       (203,382)  (6,926,213)  (6,896,958)
                         --------------  --------------  -----------  -----------
Change in net assets
from shareholder
distributions...........     (1,390,028)     (1,688,347)  (6,987,880)  (7,096,467)
                         --------------  --------------  -----------  -----------
CAPITAL SHARE
TRANSACTIONS:
 Proceeds from shares
  issued................      4,068,954       9,151,758    7,084,184   11,132,692
 Dividends reinvested...        688,260         800,027    4,992,293    5,378,568
 Cost of shares
  redeemed..............     (7,747,788)     (7,395,056) (18,324,114) (11,761,484)
                         --------------  --------------  -----------  -----------
Change in net assets
 from capital share
 transactions...........     (2,990,574)      2,556,729   (6,247,637)   4,749,776
                         --------------  --------------  -----------  -----------
Change in net assets....     (4,503,325)      2,506,592   (5,450,266)   4,969,652
NET ASSETS:
 Beginning of period....     28,839,024      26,332,432   61,917,435   56,947,783
                         --------------  --------------  -----------  -----------
 End of period.......... $   24,335,699  $   28,839,024  $56,467,169  $61,917,435
                         ==============  ==============  ===========  ===========
SHARE TRANSACTIONS:
 Issued.................        410,027         881,371      356,714      578,439
 Reinvested.............         69,214          76,812      270,215      300,904
 Redeemed...............       (775,926)       (710,997)    (908,310)    (611,295)
                         --------------  --------------  -----------  -----------
Change in shares........       (296,685)        247,186     (281,381)     268,048
                         ==============  ==============  ===========  ===========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON U.S. GOVERNMENT MONEY MARKET FUND

                       Schedule of Portfolio Investments
                                 March 31, 2000

  Principal                         Security                          Amortized
   Amount                          Description                          Cost
 ----------- ------------------------------------------------------  -----------
 U.S. Government Agencies (100.5%):
 Federal Home Loan Bank:
 $11,604,000 6.05%,* 04/03/00......................................  $11,600,100
  14,296,000 5.85%,* 04/04/00......................................   14,289,030
   4,000,000 5.73%,* 04/26/00......................................    3,984,083
   6,000,000 5.69%,* 05/12/00......................................    5,961,118
   3,153,000 5.74%,* 07/19/00......................................    3,098,203
   4,000,000 5.82%,* 08/01/00......................................    3,921,107

 Principal                         Security                          Amortized
   Amount                        Description                           Cost
 ---------- -----------------------------------------------------   -----------
 U.S. Government Agencies, continued:
 $5,067,000 5.95%,* 11/02/00.....................................   $ 4,886,946
                                                                    -----------
  Total U.S. Government Agencies                                     47,740,587
                                                                    -----------
  Total Investments
   (Amortized Cost $47,740,587)(a)--100.5%                           47,740,587
  Liabilities in excess of other assets--(0.5)%                        (256,270)
                                                                    -----------
  TOTAL NET ASSETS--100.0%                                          $47,484,317
                                                                    ===========

--------
Percentages indicated are based on net assets of $47,484,317.
*Effective yield at date of purchase.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON INTERMEDIATE U.S. GOVERNMENT SECURITIES FUND

                       Schedule of Portfolio Investments
                                 March 31, 2000

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 Corporate Bonds (7.8%):
 Financial Services
   800,000 Abbey National First Capital, 8.20%, 10/15/2004........   $   809,000
 1,000,000 General Electric Capital, 8.625%, 06/15/08.............     1,090,000
                                                                     -----------
   Total Corporate Bonds                                               1,899,000
                                                                     -----------
 U.S. Government Agencies (62.7%):
 Fannie Mae (10.6%):
   411,040 6.50%, 3/1/09..........................................       398,963
 1,409,981 7.50%, 11/1/17.........................................     1,396,319
   792,032 7.50%, 12/1/25.........................................       781,387
                                                                     -----------
                                                                       2,576,669
                                                                     -----------
 Federal Home Loan Bank: (48.7%):
 3,000,000 5.69%, 4/15/03.........................................     2,886,330
 1,000,000 6.89%, 4/6/04..........................................       992,760
 2,200,000 5.515%, 4/13/04........................................     2,079,440
 1,000,000 7.36% 7/1/04...........................................     1,009,330
 1,000,000 7.32%, 4/21/05.........................................     1,009,370
 3,000,000 6.32%, 6/28/05.........................................     2,898,960
 1,000,000 6.15%, 11/28/05........................................       956,140
                                                                     -----------
                                                                      11,832,330
                                                                     -----------

 Shares or
 Principal                         Security                            Market
  Amount                         Description                            Value
 --------- -------------------------------------------------------   -----------
 U.S. Government Agencies, continued:
 Freddie Mac (2.3%):
   589,300 6.50%, 7/1/08..........................................   $   569,776
                                                                     -----------
 Ginnie Mae (1.1%):
   271,191 7.00%, 5/1/10..........................................       266,358
                                                                     -----------
   Total U.S. Government Agencies                                     15,245,133
                                                                     -----------
 U.S. Treasury Notes (26.4%):
 5,000,000 5.88%, 9/30/02.........................................     4,931,350
 1,500,000 6.25%, 2/15/03.........................................     1,491,330
                                                                     -----------
   Total U.S. Treasury Notes                                           6,422,680
                                                                     -----------
 Investment Companies (1.7%):
   423,718 Goldman Federal Money Market Portfolio.................       423,718
                                                                     -----------
   Total Investment Companies                                            423,718
                                                                     -----------
   Total Investments (Cost $24,561,529)(a)--98.6%                     23,990,531
   Other assets in excess of liabilities--1.4%                           345,168
                                                                     -----------
   TOTAL NET ASSETS--100.0%                                          $24,335,699
                                                                     ===========

--------
Percentages indicated are based on net assets of $24,335,699.
(a) Represents cost for federal income tax purposes and differs from market value by net unrealized depreciation of securities as follows:

   Unrealized appreciation... $  29,161
   Unrealized depreciation...  (600,159)
                              ---------
   Net unrealized
   depreciation.............. $(570,998)
                              =========

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                       Schedule of Portfolio Investments
                                 March 31, 2000

                                  Security                             Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------  -----------
 Common Stocks (99.4%):
 Aerospace/Defense (1.5%):
  7,000 General Motors Corp.--Class H (b)..........................  $   871,500
                                                                     -----------
 Banks (5.7%):
 15,276 Bank America Corp..........................................      801,035
 10,000 Chase Manhattan Corp.......................................      871,875
  6,000 First Union Corp...........................................      223,500
 10,000 U.S. Bancorp...............................................      218,750
 27,000 Wells Fargo Co.............................................    1,105,312
                                                                     -----------
                                                                       3,220,472
                                                                     -----------
 Beverages--Non-alcoholic (1.8%):
  9,200 Coca-Cola Co...............................................      431,825
 16,700 PepsiCo, Inc...............................................      577,194
                                                                     -----------
                                                                       1,009,019
                                                                     -----------
 Beverages--Wines & Spirits (1.1%):
 10,000 Anheuser-Busch Cos., Inc...................................      622,500
                                                                     -----------
 Capital Equipment (1.0%):
 10,000 Illinois Tool Works, Inc...................................      552,500
                                                                     -----------
 Chemicals--Diversified (0.5%):
  5,019 Du Pont (E.I.) de Nemours & Co.............................      265,380
                                                                     -----------
 Computer Software (12.0%):
 10,000 America Online, Inc........................................      672,500
 28,000 Cisco Systems, Inc. (b)....................................    2,164,749
  8,000 Dell Computer Corp. (b)....................................      431,500
  7,000 Electronic Data Systems Corp...............................      449,313
  6,500 Hewlett-Packard Co.........................................      861,656
 20,000 Microsoft Corp. (b)........................................    2,125,000
                                                                     -----------
                                                                       6,704,718
                                                                     -----------
 Computers (4.5%):
 10,000 EMC Corp. (b)..............................................    1,250,000
 11,000 International Business Machines Corp.......................    1,298,000
                                                                     -----------
                                                                       2,548,000
                                                                     -----------
 Cosmetics/Personal Care (0.5%):
  8,000 Gillette Co................................................      301,500
                                                                     -----------
 Diversified Operations (5.8%):
 16,600 General Electric Co........................................    2,576,112
  8,100 Minnesota Mining & Manufacturing Co........................      717,356
                                                                     -----------
                                                                       3,293,468
                                                                     -----------

                                  Security                             Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------  -----------
 Common Stocks, continued:
 Electrical Equipment (2.9%):
  6,000 Emerson Electric Co........................................  $   317,250
 27,000 Tyco International Ltd.....................................    1,346,625
                                                                     -----------
                                                                       1,663,875
                                                                     -----------
 Electronic Components (5.5%):
 15,000 Intel Corp.................................................    1,979,062
  8,000 Motorola, Inc..............................................    1,139,000
                                                                     -----------
                                                                       3,118,062
                                                                     -----------
 Electronic Components--Semiconductors (2.9%):
 20,000 Xilinx, Inc. (b)...........................................    1,656,250
                                                                     -----------
 Financial Services (6.9%):
 25,000 Citigroup, Inc.............................................    1,482,812
  7,500 Federal Home Loan Mortgage Corp............................      331,406
 12,000 MGIC Investment Corp.......................................      523,500
 16,000 Morgan Stanley Dean Witter & Co............................    1,305,000
 10,000 Washington Mutual Inc......................................      265,000
                                                                     -----------
                                                                       3,907,718
                                                                     -----------
 Health Care--Drugs (3.0%):
 19,000 Bristol Myers Squibb Co....................................    1,097,250
 10,000 Merck & Co., Inc...........................................      621,250
                                                                     -----------
                                                                       1,718,500
                                                                     -----------
 Health Care--General Products (1.5%):
 12,000 Johnson & Johnson..........................................      840,750
                                                                     -----------
 Household--General Products (1.3%):
 10,000 Newell Rubbermaid Inc......................................      248,125
  9,000 Procter & Gamble Co........................................      506,250
                                                                     -----------
                                                                         754,375
                                                                     -----------
 Insurance (1.9%):
  7,500 American International Group, Inc..........................      821,250
  8,000 Reliastar Financial Corp...................................      271,000
                                                                     -----------
                                                                       1,092,250
                                                                     -----------
 Medical Instruments (1.4%):
 15,000 Medtronic, Inc.............................................      771,563
                                                                     -----------
 Medical--Wholesale Drug Distribution (1.0%):
 15,000 Pfizer, Inc................................................      548,438
                                                                     -----------

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  Schedule of Portfolio Investments, Continued
                                 March 31, 2000

                                  Security                             Market
 Shares                         Description                             Value
 ------ -----------------------------------------------------------  -----------
 Common Stocks, continued:
 Motor Vehicles (1.0%):
  7,000 General Motors Corp........................................  $   579,688
                                                                     -----------
 Multimedia (1.2%):
  7,000 Time Warner Inc............................................      700,000
                                                                     -----------
 Office Supplies, Automation & Equipment (1.7%):
  8,000 Avery Dennison.............................................      488,500
 10,000 Pitney Bowes, Inc..........................................      446,875
                                                                     -----------
                                                                         935,375
                                                                     -----------
 Oil & Gas (0.7%):
 10,000 Burlington Resources, Inc..................................      370,000
                                                                     -----------
 Oil Companies--Integrated (3.5%):
 10,000 BP Amoco Co., PLC..........................................      530,625
 18,260 Exxon Mobil Corp Common Stock..............................    1,420,856
                                                                     -----------
                                                                       1,951,481
                                                                     -----------
 Oil Field Services (1.8%):
 10,563 Conoco Class B.............................................      270,677
 10,000 Schlumberger Ltd...........................................      765,000
                                                                     -----------
                                                                       1,035,677
                                                                     -----------
 Paper & Related Products (2.9%):
 15,000 CVS Corp...................................................      563,438
  9,000 Kimberly-Clark Corp........................................      504,000
 10,000 Lowe's Cos., Inc...........................................      583,750
                                                                     -----------
                                                                       1,651,188
                                                                     -----------
 Pharmaceuticals (1.4%):
  9,000 Schering-Plough Corp.......................................      330,750
  5,000 Warner Lambert Co..........................................      487,500
                                                                     -----------
                                                                         818,250
                                                                     -----------
 Pipelines (1.1%):
 15,000 El Paso Energy Corp........................................      605,625
                                                                     -----------
 Restaurants (0.7%):
 10,000 McDonald's Corp............................................      375,625
                                                                     -----------
 Retail--Convenience Stores (0.7%):
 35,000 Casey's General Stores, Inc................................      380,625
                                                                     -----------

                                 Security                             Market
 Shares                         Description                            Value
 ------- --------------------------------------------------------   -----------
 Common Stocks, continued:
 Retail--General Merchandise (2.0%):
  20,000 Wal Mart Stores, Inc....................................   $ 1,110,000
                                                                    -----------
 Retail--Specialty Stores (1.9%):
  16,500 Home Depot, Inc.........................................     1,064,250
                                                                    -----------
 Steel (0.5%):
   6,000 Nucor Corp..............................................       300,000
                                                                    -----------
 Telecommunications (2.0%):
  25,000 MCI Worldcom, Inc. (b)..................................     1,132,813
                                                                    -----------
 Telecommunications Equipment (1.4%):
  13,000 Lucent Technologies, Inc................................       789,750
                                                                    -----------
 Utilities--Electric (2.1%):
  15,000 AES Corp. (b)...........................................     1,181,250
                                                                    -----------
 Utilities--Telephone (4.6%):
  15,000 AT&T Corp...............................................       843,750
  14,800 GTE Corp................................................     1,050,800
  17,000 SBC Communications, Inc.................................       714,000
                                                                    -----------
                                                                      2,608,550
                                                                    -----------
 Wholesale (3.5%):
  25,000 Arrow Electronics, Inc. (b).............................       881,250
  30,000 Sysco Corp..............................................     1,070,625
                                                                    -----------
                                                                      1,951,875
                                                                    -----------
 Wholesale & International Trade (2.0%):
  22,000 Costco Wholesale Corp...................................     1,156,375
                                                                    -----------
   Total Common Stocks                                               56,159,235
                                                                    -----------
 Investment Companies (0.6%):
 324,253 Goldman Federal Money Market Portfolio..................       324,253
                                                                    -----------
   Total Investment Companies                                           324,253
                                                                    -----------
   Investment (Cost $30,627,671)(a)--100.0%                          56,483,488
   Liabilities in excess of other assets--0.00%                         (16,319)
                                                                    -----------
   TOTAL NET ASSETS--100.0%                                         $56,467,169
                                                                    ===========

                                   Continued

THE COVENTRY GROUP
BRENTON VALUE EQUITY FUND

                  Schedule of Portfolio Investments, Continued
                                 March 31, 2000

------
Percentages indicated are based on net assets of $56,467,169.

(a) Represents cost for federal income tax purposes and differs from market value by net unrealized appreciation of securities as follows:

   Unrealized appreciation... $26,694,493
   Unrealized depreciation...    (838,676)
                              -----------
               Net unrealized
   appreciation.............. $25,855,817
                              ===========

(b) Represents non-income producing securities.

PLC--Public Limited Company
                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                         Notes to Financial Statements
                                March 31, 2000


1. Organization:

 The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company.

 The U.S. Government Money Market Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal. The Fund invests exclusively in short-term U.S. Treasury bills and notes and other short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Obligations"). The investment objective of the Intermediate U.S. Government Securities Fund is to seek total return consistent with the production of current income and the preservation of capital. The Fund invests primarily in U.S. Government Obligations and intends to maintain a dollar-weighted average portfolio maturity of 3 to 10 years. The investment objective of the Value Equity Fund is long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities.

 The Group is authorized to issue an unlimited number of shares, which are shares of beneficial interest, with a par value of $0.01 per share. The Intermediate U.S. Government Securities Fund and Value Equity Fund each currently offer a single class of shares. The U.S. Government Money Market Fund offers two classes of shares, Class M Shares and Class S Shares, which have different expenses that affect performance. The U.S. Government Money Market Fund commenced offering Class S Shares on October 8, 1998. Shares issued by that Fund prior to October 8, 1998 have been redesignated Class M Shares. Shares of the Intermediate U.S. Government Securities Fund and Value Equity Fund, and Class M Shares of the U.S. Government Money Market Fund, are offered for sale to the general public. Class S shares of the U.S. Government Money Market Fund are offered only to certain eligible investors.

2. Significant Accounting Principles:

 The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates.

   Securities Valuation:

   Investments of the U.S. Government Money Market Fund are valued at amortized cost, which approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 2000

   Investments, excluding registered investment companies, of the Intermediate U.S. Government Securities Fund and the Value Equity Fund (collectively "the variable net asset value funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value or as determined in good faith by the investment adviser under the supervision of the Group's Board of Trustees. The difference between the cost and market values of investments held by the variable net asset value funds is reflected as either unrealized appreciation or depreciation.

   Security Transactions and Related Income:

   Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

   Dividends to Shareholders:

   Dividends from net investment income are declared daily and paid monthly for the U.S. Government Money Market Fund. Dividends from net investment income are declared and paid monthly for the Intermediate U.S. Government Securities Fund. Dividends from net investment income are declared and paid quarterly for the Value Equity Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each Fund.

   Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for organization costs, expiring capital loss carry forwards and deferrals of certain losses.

   Federal Income Taxes:

   It is the policy of each of the Funds to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve each of the Funds from all, or substantially all, federal income taxes. At March 31, Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 2000

   2000, the U.S. Government Money Market Fund and the Intermediate U.S. Government Securities Fund had capital loss carryforwards, which are available to offset future capital gains, if any:

                                                            Capital Loss
                                                            Carryforward Expires
                                                            ------------ -------
    U.S. Government Money Market Fund......................   $   348     2005
    U.S. Government Money Market Fund......................         5     2006
    Intermediate U.S. Government Securities Fund...........    44,683     2008

   As of March 31, 2000, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments, if any, made to paid-in-capital:

                                           Accumulated      Accumulated Net
                                        Undistributed Net Realized Gain/(Loss)
                                        Investment Income    On Investments
                                        ----------------- --------------------
    Intermediate U.S. Government
    Securities Fund....................       $413               $(413)

   Expenses:

   Expenses that are directly related to one of the Funds are charged directly to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets. Other expenses for the Group are prorated to the Funds and any other portfolios of the Group on the basis of relative net assets.

3. Purchases and Sales of Securities:

 Purchases and sales of securities (excluding short-term securities) for the fiscal year ended March 31, 2000 are as follows:

                                                         Purchases     Sales
                                                        ----------- -----------
  Intermediate U.S. Government Securities Fund......... $10,590,406 $13,733,017
  Value Equity Fund....................................   4,778,136  15,754,561

4. Related Party Transactions:

 Investment advisory services are provided to the Funds by Brenton Bank, N.A. ("Brenton Bank"). Under the terms of the investment advisory agreement, Brenton Bank is entitled to receive fees computed daily based on a percentage of the average net assets of each Fund. For the services provided and expenses assumed pursuant to its investment advisory agreement with the Group, the Adviser receives fees computed daily and paid monthly, at the following annual rates: U.S. Government Money Market Fund--0.40% of the Fund's first $250 million in net assets and up to 0.30% of the Fund's net assets in excess of $250 million; Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 2000

 Intermediate U.S. Government Securities Fund--up to 0.50% of the Fund's first $25 million in net assets and up to 0.30% of the Fund's net assets in excess of $25 million; and Value Equity Fund--up to 0.74% of the Fund's first $25 million of net assets and up to 0.60% of the Fund's net assets in excess of $25 million.

 Brenton Bank also serves as custodian to the Funds. The Northern Trust Company served as sub-investment adviser to the U.S. Government Money Market Fund from April 1, 1999 to December 31, 1999. On January 1, 2000 Brenton Bank assumed the full management responsibilities.

 BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services ("BISYS"), an Ohio limited partnership, and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of the BISYS Group, Inc. BISYS, with whom certain officers and trustees of the Group are affiliated, serves the Funds as administrator and transfer agent. Such officers and trustees are paid no fees directly by the Funds for serving as officers and trustees of the Group.

 The Funds (excluding Class S shares of U.S. Government Money Market Fund) have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which the Funds (and Class M shares of the U.S. Government Money Market Fund) are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.50% of average daily net assets. Class S shares of U.S. Government Money Market Fund incur distribution and services fees at an annual rate not to exceed 0.75% of average daily net assets. These fees are used by BISYS to pay banks, including Brenton Bank, brokers, dealers and other institutions, or to reimburse BISYS or its affiliates, for administration, distribution and shareholder services in connection with the distribution of Fund shares. As a result of the payment of sales loads and 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD").

 BISYS is also entitled to receive commissions on sales of shares of the Funds. For the fiscal year ended March 31, 2000, BISYS received $9,803 from commissions earned on sales of shares of the Fund, of which $7,278 was reallowed to broker/dealers affiliated with Brenton Bank.

                                   Continued

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                   Notes to Financial Statements, Continued
                                March 31, 2000

 Fees may be voluntarily reduced to assist the Funds in maintaining competitive expense ratios. Information regarding these transactions is as follows for the fiscal year ended March 31, 2000:

                                       U.S. Government  Intermediate
                                        Money Market   U.S. Government Value Equity
                                            Fund       Securities Fund     Fund
                                       --------------- --------------- ------------
  Investment Advisory Fees:
  Annual fee before voluntary fee
   reductions
   (percentage of average net assets).       0.40%           0.50%          0.74%
  Voluntary fee reductions...........     $ 51,114        $     --       $     --
  Administration Fees:
  Annual fee before voluntary fee
   reductions (percentage of average
   net assets).......................        0.20%           0.20%          0.20%
  Voluntary fee reductions...........     $ 24,756        $ 25,838       $     --
  12b-1 Fees--Single or Class M
  Annual fee before voluntary fee
   reductions (percentage of average
   net assets).......................        0.50%           0.50%          0.50%
  Voluntary fee reductions...........     $190,537        $125,083       $261,371
  12b-1 Fees--Class S
  Annual fee before voluntary fee
   reductions (percentage of average
   net assets).......................        0.75%
  Voluntary fee reductions...........     $ 49,441

5. Federal Income Tax information: (unaudited)

 During the fiscal year ended March 31, 2000 the following Funds declared long-term capital gain distributions as follows:

                                                                   Long-term 20%
                                                                   -------------
  Intermediate U.S. Government Securities Fund....................  $      766
  Value Equity Fund...............................................   5,483,825

 For the shareholders of the Value Equity Fund, 49.12% of the total ordinary income distributions paid during the fiscal year ended March 31, 2000 qualify for the corporate dividends received deduction.

 Capital losses incurred by the U.S. Government Money Market, Intermediate U.S. Government Securities and the Value Equity Funds after October 31, respectively within the Fund's fiscal year are deemed to arise on the first business day of the following Fiscal year for tax purposes. The Funds incurred and will elect to defer such capital losses of $1,182, $349,270 and $134,350.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                           U.S. Government
                                                          Money Market Fund
                                                         --------------------
                                                               Class S
                                                         --------------------
                                                           Year    October 8,
                                                           Ended    1998 to
                                                         March 31, March 31,
                                                           2000     1999(a)
                                                         --------- ----------
Net Asset Value, Beginning of Period....................  $1.000    $ 1.000
                                                          ------    -------
Investment Activities
  Net investment income.................................   0.041      0.020
                                                          ------    -------
    Total from Investment Activities....................   0.041      0.020
                                                          ------    -------
Distributions
  Net investment income.................................  (0.041)    (0.020)
                                                          ------    -------
    Total Distributions.................................  (0.041)    (0.020)
                                                          ------    -------
Net Asset Value, End of Period..........................  $1.000    $ 1.000
                                                          ======    =======
    Total return (excludes sales charge)................    4.23%      1.89%(b)
Ratios/Supplementary Data:
  Net Assets, End of period (000).......................  $7,530    $10,070
  Ratio of expenses to average net assets...............    1.17%      1.11%(c)
  Ratio of net investment income to average net assets..    4.11%      3.94%(c)
  Ratio of expenses to average net assets (*)...........    1.82%      1.81%(c)

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                                U.S. Government
                                               Money Market Fund
                               -------------------------------------------------
                                                    Class M
                               -------------------------------------------------
                                 Year      Year      Year      Year      Year
                                 Ended     Ended     Ended     Ended     Ended
                               March 31, March 31, March 31, March 31, March 31,
                                 2000      1999      1998      1997      1996
                               --------- --------- --------- --------- ---------
Net Asset Value, Beginning of
Period.......................   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                -------   -------   -------   -------   -------
Investment Activities
  Net investment income......     0.044     0.045     0.048     0.046     0.050
                                -------   -------   -------   -------   -------
    Total from Investment
     Activities..............     0.044     0.045     0.048     0.046     0.050
                                -------   -------   -------   -------   -------
Distributions
  Net investment income......    (0.044)   (0.045)   (0.048)   (0.046)   (0.050)
                                -------   -------   -------   -------   -------
    Total Distributions......    (0.044)   (0.045)   (0.048)   (0.046)   (0.050)
                                -------   -------   -------   -------   -------
Net Asset Value, End of
Period.......................   $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
                                =======   =======   =======   =======   =======
    Total return (excludes
     sales charge)...........      4.47%     4.58%     4.96%     4.67%     5.12%
Ratios/Supplementary Data:
  Net Assets, End of period
   (000).....................   $39,954   $38,397   $42,061   $34,796   $35,436
  Ratio of expenses to
   average net assets........      0.93%     0.81%     0.72%     0.77%     0.75%
  Ratio of net investment
   income to
   average net assets........      4.39%     4.47%     4.86%     4.57%     4.99%
  Ratio of expenses to
   average net assets*.......      1.56%     1.49%     1.41%     1.47%     1.46%

--------
  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                       Intermediate U.S. Government
                                              Securities Fund
                             --------------------------------------------------
                               Year       Year      Year      Year      Year
                               Ended      Ended     Ended     Ended     Ended
                             March 31,  March 31, March 31, March 31, March 31,
                               2000       1999      1998      1997      1996
                             ---------  --------- --------- --------- ---------
Net Asset Value,
 Beginning of Period........  $ 10.29    $ 10.30   $  9.91   $ 10.14   $  9.99
                              -------    -------   -------   -------   -------
Investment Activities
  Net investment income.....     0.53       0.54      0.59      0.57      0.59
  Net realized and
   unrealized gains/(losses)
   from investments.........    (0.57)      0.06      0.40     (0.22)     0.15
                              -------    -------   -------   -------   -------
    Total from Investment
     Activities.............    (0.04)      0.60      0.99      0.35      0.74
                              -------    -------   -------   -------   -------
Distributions
  Net investment income.....    (0.53)     (0.54)    (0.58)    (0.57)    (0.59)
  Net realized gains from
   investments..............    (0.01)     (0.07)    (0.02)    (0.01)       --
                              -------    -------   -------   -------   -------
    Total Distributions.....    (0.54)     (0.61)    (0.60)    (0.58)    (0.59)
                              -------    -------   -------   -------   -------
Net Asset Value, End of
Period......................  $  9.71    $ 10.29   $ 10.30   $  9.91   $ 10.14
                              =======    =======   =======   =======   =======
    Total return (excludes
     sales charge)..........    (0.40%)     6.00%    10.21%     3.51%     7.48%
Ratios/Supplementary Data:
  Net Assets, End of Period
   (000)....................  $24,336    $28,839   $26,332   $34,158   $34,390
  Ratio of expenses to
   average net assets.......     1.01%      0.91%     0.97%     1.02%     1.07%
  Ratio of net investment
   income to
   average net assets.......     5.29%      5.21%     5.47%     5.64%     5.82%
  Ratio of expenses to
   average net assets (*)...     1.60%      1.49%     1.42%     1.47%     1.55%
  Portfolio Turnover........    42.12%     17.18%    61.25%    78.95%    30.85%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

THE COVENTRY GROUP
BRENTON MUTUAL FUNDS

                              Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                                              Value Equity Fund
                              -------------------------------------------------
                                Year      Year      Year      Year      Year
                                Ended     Ended     Ended     Ended     Ended
                              March 31, March 31, March 31, March 31, March 31,
                                2000      1999      1998      1997      1996
                              --------- --------- --------- --------- ---------
Net Asset Value,
 Beginning of Period.........  $ 19.70   $ 19.81   $ 14.80   $ 12.95   $ 10.83
                               -------   -------   -------   -------   -------
Investment Activities
  Net investment income......     0.02      0.07      0.10      0.13      0.10
  Net realized and unrealized
   gains/(losses) from
   investments...............     2.63      2.32      5.41      2.11      2.70
                               -------   -------   -------   -------   -------
    Total from Investment
     Activities..............     2.65      2.39      5.51      2.24      2.80
                               -------   -------   -------   -------   -------
Distributions
  Net investment income......    (0.02)    (0.07)    (0.10)    (0.13)    (0.10)
  Net realized gains from
   investments...............    (2.60)    (2.43)    (0.40)    (0.19)    (0.58)
  In excess of net realized
   gains from investments....       --        --        --     (0.07)       --
                               -------   -------   -------   -------   -------
    Total Distributions......    (2.62)    (2.50)    (0.50)    (0.39)    (0.68)
                               -------   -------   -------   -------   -------
Net Asset Value, End of
Period.......................  $ 19.73   $ 19.70   $ 19.81   $ 14.80   $ 12.95
                               =======   =======   =======   =======   =======
    Total return (excludes
     sales charges)..........    14.40%    13.40%    37.59%    17.44%    26.13%
Ratios/Supplementary Data:
  Net Assets, End of Period
   (000).....................  $56,467   $61,917   $56,948   $41,727   $32,353
  Ratio of expenses to
   average net assets........     1.20%     1.20%     1.20%     1.28%     1.45%
  Ratio of net investment
   income to average net
   assets....................     0.10%     0.36%     0.57%     0.88%     0.83%
  Ratio of expenses to
   average net assets (*)....     1.66%     1.65%     1.65%     1.73%     1.92%
  Portfolio Turnover.........     8.60%    24.28%    33.20%    17.15%    43.80%

--------
 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

                       See notes to financial statements.

INVESTMENT ADVISER
Brenton Bank
2840 Ingersoll
Des Moines, Iowa 50312

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215


5/00



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                                 MUTUAL FUNDS]




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                              INVESTMENT ADVISER]




                                 ANNUAL REPORT
                                       TO
                                  SHAREHOLDERS
                                 March 31, 2000

    This material must be
         preceded or
   accompanied by a current
         prospectus.